Condensed Consolidating Financial Information (Tables)	3 Months Ended
Mar. 31, 2013
Condensed Consolidating Financial Information Disclosure [Abstract]
Schedule of Condensed Consolidating Balance Sheets
Condensed Consolidating Balance Sheet
As of March 31, 2013

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$104,481	$41,667	$—	$146,148
Marketable securities	41,845	—	—	41,845
Restricted cash	—	1,013	—	1,013
Accounts receivable, net	9,014	100,939	—	109,953
Prepaid expenses	5,577	13,446	—	19,023
Deferred income taxes, net	(445)	4,412	5,935	9,902
Due from affiliates	93,582	6,821	(100,403)	—
Other current assets	4,389	20,176	(523)	24,042
Total current assets	258,443	188,474	(94,991)	351,926
Long-term marketable securities	4,108	—	—	4,108
Property and equipment, net	25,753	405,175	—	430,928
Long-term deferred income taxes, net	(9,347)	89,900	152,320	232,873
Goodwill	88,920	290,495	(256,700)	122,715
Purchased intangible assets, net	—	199,446	—	199,446
Investment in subsidiaries	633,376	—	(633,376)	—
Other long-term assets	8,633	10,601	523	19,757
Total assets	$1,009,886	$1,184,091	$(832,224)	$1,361,753
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$3,043	$14,228	$—	$17,271
Accrued payroll and related expenses	3,761	19,031	—	22,792
Other accrued liabilities	36,522	106,992	—	143,514
Deferred revenue	13,502	37,785	—	51,287
Due to affiliates	—	100,403	(100,403)	—
Current portion of debt and capital lease obligations	87	1,312	—	1,399
Total current liabilities	56,915	279,751	(100,403)	236,263
Long-term debt and capital lease obligations	291,766	321,900	—	613,666
Other long-term liabilities	3,218	29,237	—	32,455
Total liabilities	351,899	630,888	(100,403)	882,384
Stockholders’ equity:
Common stock	1,972	—	—	1,972
Additional paid-in capital	2,054,950	891,033	(891,033)	2,054,950
Accumulated deficit	(663,945)	(337,830)	159,212	(842,563)
Treasury stock, at cost	(735,003)	—	—	(735,003)
Accumulated other comprehensive income	13	—	—	13
Total stockholders’ equity	657,987	553,203	(731,821)	479,369
Total liabilities and stockholders’ equity	$1,009,886	$1,184,091	$(832,224)	$1,361,753

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$70,312	$87,309	$—	$157,621
Marketable securities	42,073	—	—	42,073
Restricted cash	—	1,013	—	1,013
Accounts receivable, net	9,490	103,275	—	112,765
Prepaid expenses	6,352	10,819	—	17,171
Deferred income taxes, net	1,234	5,932	8,788	15,954
Due from affiliates	90,778	30,429	(121,207)	—
Other current assets	7,862	12,441	—	20,303
Total current assets	228,101	251,218	(112,419)	366,900
Long-term marketable securities	4,778	—	—	4,778
Property and equipment, net	24,427	394,539	—	418,966
Long-term deferred income taxes, net	12,421	71,656	110,935	195,012
Goodwill	88,920	290,495	—	379,415
Purchased intangible assets, net	—	214,685	—	214,685
Investment in subsidiaries	655,951	—	(655,951)	—
Other long-term assets	8,842	10,812	—	19,654
Total assets	$1,023,440	$1,233,405	$(657,435)	$1,599,410
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$2,654	$16,138	$—	$18,792
Accrued payroll and related expenses	9,493	21,510	—	31,003
Other accrued liabilities	23,064	106,508	—	129,572
Deferred revenue	13,883	37,807	—	51,690
Due to affiliates	—	121,207	(121,207)	—
Current portion of debt and capital lease obligations	93	1,282	—	1,375
Total current liabilities	49,187	304,452	(121,207)	232,432
Long-term debt and capital lease obligations	291,534	323,356	—	614,890
Other long-term liabilities	3,139	30,145	—	33,284
Total liabilities	343,860	657,953	(121,207)	880,606
Stockholders’ equity:
Common stock	1,969	—	—	1,969
Additional paid-in capital	2,057,974	888,677	(888,677)	2,057,974
Accumulated deficit	(645,372)	(313,225)	352,449	(606,148)
Treasury stock, at cost	(735,003)	—	—	(735,003)
Accumulated other comprehensive income	12	—	—	12
Total stockholders’ equity	679,580	575,452	(536,228)	718,804
Total liabilities and stockholders’ equity	$1,023,440	$1,233,405	$(657,435)	$1,599,410

Schedule of Condensed Consolidating Statements of Comprehensive Income (Loss)

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
Revenues	$89,893	$256,303	$(1,820)	$344,376
Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	29,014	132,143	(1,820)	159,337
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)	24,042	86,027	—	110,069
Depreciation and amortization	1,925	43,329	—	45,254
Restructuring, acquisition and integration-related costs	1,786	1,735	—	3,521
Total operating costs and expenses	56,767	263,234	(1,820)	318,181
Income (loss) from operations	33,126	(6,931)	—	26,195
Interest expense and other, net	(6,474)	(9,284)	—	(15,758)
Equity in losses of subsidiaries	(11,191)	—	11,191	—
Income (loss) before income taxes	15,461	(16,215)	11,191	10,437
Income tax (provision) benefit	(9,414)	5,024	1,216	(3,174)
Net income (loss)	$6,047	$(11,191)	$12,407	$7,263

Comprehensive income (loss)	$6,061	$(11,191)	$12,407	$7,277

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
Revenues	$77,102	$245,146	$(2,232)	$320,016
Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	26,216	130,440	(2,232)	154,424
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)	22,065	86,004	—	108,069
Depreciation and amortization	1,620	41,780	—	43,400
Impairment of goodwill	—	—	256,700	256,700
Restructuring, acquisition and integration-related costs	3,552	7,849	—	11,401
Total operating costs and expenses	53,453	266,073	254,468	573,994
Income (loss) from operations	23,649	(20,927)	(256,700)	(253,978)
Interest expense and other, net	(6,729)	(7,827)	—	(14,556)
Equity in losses of subsidiaries	(24,605)	—	24,605	—
Loss before income taxes	(7,685)	(28,754)	(232,095)	(268,534)
Income tax (provision) benefit	(10,888)	4,149	38,858	32,119
Net loss	$(18,573)	$(24,605)	$(193,237)	$(236,415)

Comprehensive loss	$(18,572)	$(24,605)	$(193,237)	$(236,414)

Schedule of Condensed Consolidating Statements of Cash Flows

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
Cash flows from operating activities	$35,541	$(3,697)	$—	$31,844
Cash flows from investing activities:
Purchases of property and equipment	(2,043)	(40,411)	—	(42,454)
Purchases of marketable securities	(15,792)	—	—	(15,792)
Sales and maturities of marketable securities	16,690	—	—	16,690
Purchase of customer relationships	—	(1,195)	—	(1,195)
Net cash used in investing activities	(1,145)	(41,606)	—	(42,751)
Cash flows from financing activities:
Principal payments under capital lease obligations	(28)	(353)	—	(381)
Payment of dividends	(199)	—	—	(199)
Other	—	14	—	14
Net cash used in financing activities	(227)	(339)	—	(566)
Net increase (decrease) in cash and cash equivalents	34,169	(45,642)	—	(11,473)
Cash and cash equivalents, beginning of period	70,312	87,309	—	157,621
Cash and cash equivalents, end of period	$104,481	$41,667	$—	$146,148

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
Cash flows from operating activities	$24,748	$41,463	$—	$66,211
Cash flows from investing activities:
Purchases of property and equipment	(4,316)	(27,459)	—	(31,775)
Purchases of marketable securities	(19,187)	—	—	(19,187)
Change in restricted cash	—	718	—	718
Other	16	16	—	32
Net cash used in investing activities	(23,487)	(26,725)	—	(50,212)
Cash flows from financing activities:
Repayment of debt and capital lease obligations	(9)	(406)	—	(415)
Payment of dividends	(5,441)	—	—	(5,441)
Proceeds from exercises of stock options	46	—	—	46
Change in due to/from affiliates, net	(8,006)	8,006	—	—
Other	—	31	—	31
Net cash (used in) provided by financing activities	(13,410)	7,631	—	(5,779)
Net (decrease) increase in cash and cash equivalents	(12,149)	22,369	—	10,220
Cash and cash equivalents, beginning of period	148,363	63,420	—	211,783
Cash and cash equivalents, end of period	$136,214	$85,789	$—	$222,003